Shareholders' Deficit	12 Months Ended
Dec. 31, 2025
Shareholders’ Deficit [Abstract]
Shareholders’ Deficit
17.	Shareholders’ Deficit

Series A-2 Convertible Preferred Share

On June 28, 2024, the Company issued 0.2 Series A-2 Convertible Preferred Share in par value of US$0.00004697934970338660 to THRI (See Note 2(b)). The key term of the Series A-2 Convertible Preferred Share are as follows:

Conversion rights

Each holder of Series A-2 Convertible Preferred Shares shall have the right, upon the delivery of a written notice to the Company, to convert any Series A-2 Convertible Preferred Share held by it into that number of fully paid and nonassessable ordinary shares based on the ordinary share conversion rate equal 24.202, which is adjusted to 35.94 on December 2, 2025 (See Note 15(b)).

Each Series A-2 Convertible Preferred Share outstanding shall be automatically converted into that number of fully paid and nonassessable ordinary shares based on the ordinary share conversion rate at the time in effect upon the occurrence of the event of:

i)	fourth anniversary of the first issuance of Series A-2 Convertible Preferred Shares;

ii)	upon consummation of any transaction whereby any person or group of persons, other than a group consisting solely of Cartesian or its affiliates, acquires in exchange for cash more than 50% of the total voting power;

iii)	immediately upon a holder of Series A-2 Convertible Preferred Shares ceasing to be an investor.

Dividend rights

The Company shall not declare, pay or set aside any dividends on ordinary shares (other than dividends on the ordinary shares payable solely in ordinary shares) unless the holders of Series A-2 Convertible Preferred Shares simultaneously receive a dividend on each outstanding Series A-2 Convertible Preferred Share in an amount equal to that dividend per Series A-2 Convertible Preferred Share as would equal the product of the dividend payable on each ordinary share and the number of ordinary shares then issuable upon conversion of one Series A-2 Convertible Preferred Share, in each case calculated on the record date for determination of holders entitled to receive such dividend.

Liquidation rights

Upon any situation as follows (“Liquidation Event”):

i)	any voluntary or involuntary liquidation, dissolution or winding up of the Company;

ii)	the consummation of a merger or consolidation in which the shareholders of the Company prior to such transaction own less than a majority of the voting securities of the entity surviving such transaction; or

iii)	the sale, distribution or other disposition of all or substantially all of the Company’s assets.

The assets of the Company legally available for distribution to its shareholders shall be distributed among the holders of Series A-2 Convertible Preferred Shares and the holders of ordinary shares pro rata, based on the number of shares held by each such holder, treating for this purpose all such securities as if they had been converted, immediately prior to such Liquidation Event, to ordinary shares.

Redemption rights

No redemption rights.

The Company determined the Series A-2 convertible preferred shares should be classified as permanent equity as there were no redemption or liquidation feature and such shares were not mandatorily or contingently redeemable.

Class A-1 Special Voting Share

On June 28, 2024, the Company issued 0.2 Class A-1 Special Voting Share in par value of US$0.00004697934970338660 to THRI (See Note 2(b)). Under the Class A-1 Special Voting Share, the holder is entitled to attend all shareholder meetings of the Company and to cast and exercise that number of votes equal to the number of votes which may be cast in respect of Series A-2 Convertible Preferred Shares by the noteholders upon the exchange of all Series A Convertible Notes outstanding from time to time (other than the Series A Convertible Notes held by the Company) in the manner set forth in the Series A Convertible Notes.

Conversion rights

No conversion rights.

Dividend rights

No dividend shall be payable to the holder of the Class A-1 Special Voting Share.

Liquidation rights

The Class A-1 Special Voting Share shall have no rights to participate in any liquidation, winding-up and dissolution of the Company.

Redemption rights

No redemption rights.

The Company determined the Class A-1 Special Voting Share should be classified as permanent equity.

Ordinary shares

The holders of ordinary shares are entitled to receive dividends as declared from time to time, and are entitled to one vote per share at meetings of the Company.

On March 15, 2023, Pangaea Two Acquisition Holdings XXIIA Limited (“Pangaea XXIIA”) irrevocably surrendered to the Company for nil consideration 60,000 ordinary shares of the Company. These 60,000 ordinary shares have been transferred to treasury shares and will be retained for future incentive grants to certain employees of the Company. Since these shares were repurchased by the Company for purposes other than retirement with no consideration paid, nil amount was recognized in the treasury shares.

As mentioned in Note 14(a), the Company issued an aggregate of 1,083,949 ordinary shares in June 2023 in exchange for all of its outstanding warrants, increasing the balances of ordinary shares and additional paid in capital in the amount of RMB365 and RMB105,931,016, respectively.

On October 16, 2023, the Company issued 30,005 ordinary shares to L&L Tomorrow Holdings Limited, an entity controlled by Mr. Lu Yongchen, as a bonus approved in 2023 to the Chief Executive Officer, Mr. Lu Yongchen. The total fair value of such shares was US$268,542, resulting in share-based compensation expense of US$268,542 (equivalent to RMB1,928,084) recognized for the year ended December 31, 2023 as general and administrative expenses.

In 2023, the Company reissued 114,650 treasury shares after in connection with exercise of share option units or restricted share units by employee and directors. The difference between the exercise price and par value was recorded in additional paid in capital in the amount of RMB1,412,126.

In 2024, the Company reissued 360,896 treasury shares in connection with exercise of share option units or restricted share units by employee and directors. The difference between the exercise price and par value was recorded in additional paid in capital in the amount of RMB8,383,181.

In 2025, the Company reissued 26,000 treasury shares in connection with exercise of share option units or restricted share units by employee and directors. The difference between the exercise price and par value was recorded in additional paid in capital in the amount of RMB16,598.